Royalty interests (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Royalty, stream and other interests
		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	14,676,626	534,397	-	15,211,023	(2,137,537)	(2,456,908)	(4,594,445)	10,616,578
Royalty portfolio	Australia	5,205,731	-	-	5,205,731	-	-	-	5,205,731
Janet Ivy	Australia	4,457,600	-	-	4,457,600	(244,817)	(337,300)	(582,117)	3,875,483
Castle Hill portfolio	Australia	-	3,139,531	-	3,139,531	-	(47,292)	(47,292)	3,092,239
Koolyanobbing	Australia	2,649,738	-	-	2,649,738	(1,712,526)	(210,149)	(1,922,675)	727,063
South Railroad	USA	2,316,757	-	-	2,316,757	(123,907)	(44,092)	(167,999)	2,148,758
Limpopo	South Africa	1,150,828	-	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Goldlund	Canada	1,258,810	-	-	1,258,810	-	-	-	1,258,810
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	(10,155)	(10,155)	573,457
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	(16,222)	(16,222)	528,735
Dry Creek	Australia	475,723	-	-	475,723	(111,301)	(3,091)	(114,392)	361,331
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	302,850	-	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(100,423)	(7,729)	(108,152)	154,176
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,768,873	-	-	1,768,873	(29,842)	-	(29,842)	1,739,031
Other	Canada	624,919	-	-	624,919	-	-	-	624,919
Other	Peru	45,609	-	-	45,609	-	-	-	45,609

Total		41,903,551	3,673,928	-	45,577,479	(4,460,353)	(3,132,938)	(7,593,291)	37,984,188
		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	14,527,467	149,159	-	14,676,626	(830,176)	(1,307,361)	(2,137,537)	12,539,089
Royalty portfolio	Australia	-	5,205,731	-	5,205,731	-	-	-	5,205,731
Janet Ivy	Australia	2,494,285	1,963,315	-	4,457,600	(29,633)	(215,184)	(244,817)	4,212,783
Koolyanobbing	Australia	2,649,738	-	-	2,649,738	(1,198,243)	(514,283)	(1,712,526)	937,212
South Railroad	USA	2,316,757	-	-	2,316,757	(79,814)	(44,093)	(123,907)	2,192,850
Limpopo	South Africa	1,150,828	-	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Goldlund	Canada	400,671	858,139	-	1,258,810	-	-	-	1,258,810
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(528,220)	(178,205)	(706,425)	-
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(93,637)	(17,664)	(111,301)	364,422
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	302,850	-	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(75,121)	(25,302)	(100,423)	161,905
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,606,079	-	162,794	1,768,873	-	(29,842)	(29,842)	1,739,031
Other	Canada	549,493	75,426	-	624,919	-	-	-	624,919
Other	Peru	1,545,609	-	(1,500,000)	45,609	-	-	-	45,609

Total		35,695,412	8,251,770	(1,337,206)	42,609,976	(2,834,844)	(2,331,934)	(5,166,778)	37,443,198

Schedule of Royalty, stream and other interests carrying amounts
	December 31, 2024	December 31, 2023
	$	$
Australia	30,452,281	29,859,470
Canada	2,756,817	2,756,817
USA	2,210,330	2,254,422
South Africa	1,914,844	1,914,844
Brazil	604,307	612,036
Peru	45,609	45,609

	37,984,188	37,443,198